          Payden Corporate Bond Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (0%)
2,000,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.700%) 2.83%, 12/15/35 (a)(b) (Cost - $1,998)	$1,997

Corporate Bond (96%)
Automotive (6%)
1,780,000	American Honda Finance Corp., 3.55%, 1/12/24	1,939
2,700,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (b)	2,937
730,000	Ford Motor Co., 7.45%, 7/16/31	934
740,000	Ford Motor Co., 8.50%, 4/21/23	830
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,033
1,025,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,038
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	607
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	414
1,200,000	General Motors Co., 6.75%, 4/01/46	1,731
2,450,000	General Motors Financial Co. Inc., 4.20%, 3/01/21	2,450
1,700,000	Hyundai Capital America 144A, 1.80%, 10/15/25 (b)	1,737
1,755,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	1,746
1,920,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.630%), 0.87%, 9/21/21 (a)(b)	1,920
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (b)	3,611
2,300,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b)	2,563
1,800,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 11/24/25 (b)	1,811
1,705,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	1,873
1,815,000	ZF North America Capital Inc. 144A, 4.75%, 4/29/25 (b)	1,971

		31,145

Banking (14%)
1,180,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,271
2,325,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26 (a)	2,347
1,800,000	Bank of America Corp., (3 mo. LIBOR USD + 0.870%), 2.46%, 10/22/25 (a)	1,907
1,600,000	Bank of America Corp., (3 mo. LIBOR USD + 0.970%), 3.46%, 3/15/25 (a)	1,737
370,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%), 3.55%, 3/05/24 (a)	394
975,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (a)	1,093
2,100,000	Bank of America Corp., 4.00%, 1/22/25	2,341
1,400,000	Barclays PLC, (3 mo. LIBOR USD + 2.452%), 2.85%, 5/07/26 (a)	1,491
1,550,000	BBVA Bancomer SA 144A, 1.88%, 9/18/25 (b)	1,562
850,000	BNZ International Funding Ltd. 144A, 3.38%, 3/01/23 (b)	903
1,830,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,976
2,340,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	2,485
850,000	Citibank NA, 3.65%, 1/23/24	926

Principal or Shares	Security Description	Value (000)

425,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (a)	$440
1,203,000	Citigroup Inc., (3 mo. LIBOR USD + 0.722%), 3.14%, 1/24/23 (a)	1,235
2,600,000	Comerica Inc., 4.00%, 2/01/29	3,016
2,200,000	Discover Bank, 2.70%, 2/06/30	2,333
2,745,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (b)	2,879
1,030,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	1,178
2,300,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	2,434
1,115,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,230
300,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	326
2,000,000	Goldman Sachs Group Inc., 3.85%, 7/08/24	2,197
1,590,000	Huntington Bancshares Inc., 2.55%, 2/04/30	1,697
915,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (a)	989
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (a)	967
1,700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	1,865
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (b)	516
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	1,155
910,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (a)	955
2,000,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	2,135
3,000,000	Morgan Stanley, 4.10%, 5/22/23	3,237
830,000	Morgan Stanley, 5.00%, 11/24/25	981
2,850,000	National Securities Clearing Corp. 144A, 1.50%, 4/23/25 (b)	2,941
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	489
735,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	782
1,000,000	Synchrony Bank, 3.00%, 6/15/22	1,031
1,415,000	Truist Bank, 4.05%, 11/03/25	1,625
2,450,000	UBS Group AG 144A, (3 mo. LIBOR USD + 1.468%), 3.13%, 8/13/30 (a)(b)	2,691
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,309
2,000,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.530%), 3.07%, 4/30/41 (a)	2,088
2,450,000	Wells Fargo & Co., 3.75%, 1/24/24	2,666

		67,820

Basic Industry (5%)
2,000,000	Alcoa Nederland Holding BV 144A, 6.75%, 9/30/24 (b)	2,079
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (b)	662
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (b)	1,179
2,000,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	2,047
465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (b)	469
1,485,000	GATX Corp., 4.35%, 2/15/24	1,638
2,348,000	General Electric Co., 6.75%, 3/15/32	3,242
1,825,000	Glencore Funding LLC 144A, 1.63%, 9/01/25 (b)	1,868
1,750,000	Honeywell International Inc., 2.80%, 6/01/50	1,836

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,125,000	Jabil Inc., 3.60%, 1/15/30	$1,237
1,350,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (b)	1,347
1,450,000	Nutrition & Biosciences Inc. 144A, 2.30%, 11/01/30 (b)	1,478
900,000	Nutrition & Biosciences Inc. 144A,
	3.47%, 12/01/50 (b)	954
880,000	Penske Truck Leasing Co. LP/PTL Finance Corp.
	144A, 4.45%, 1/29/26 (b)	1,016
685,000	Raytheon Technologies Corp., 4.13%, 11/16/28	806
600,000	Raytheon Technologies Corp., 4.63%, 11/16/48	778
1,500,000	Raytheon Technologies Corp., 6.70%, 8/01/28	2,010
1,485,000	SMBC Aviation Capital Finance DAC 144A,
	2.65%, 7/15/21 (b)	1,494

		26,140

Consumer Goods (5%)
1,740,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons
	LP/Albertsons LLC 144A, 3.50%, 3/15/29 (b)	1,720
2,000,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
	Worldwide Inc., 4.90%, 2/01/46	2,501
740,000	Anheuser-Busch InBev Worldwide Inc.,
	8.00%, 11/15/39	1,224
904,000	Anheuser-Busch InBev Worldwide Inc.,
	8.20%, 1/15/39	1,506
445,000	Bacardi Ltd. 144A, 5.30%, 5/15/48 (b)	600
1,000,000	Central Garden & Pet Co., 4.13%, 10/15/30	1,047
2,320,000	Coca-Cola Co., 2.60%, 6/01/50	2,295
195,000	Land O’ Lakes Inc. 144A, 6.00%, 11/15/22 (b)	210
2,600,000	Land O’ Lakes Inc. 144A, 7.00% (b)(c)	2,639
2,215,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (b)	2,207
900,000	Mars Inc. 144A, 4.13%, 4/01/54 (b)	1,136
690,000	Nestle Holdings Inc. 144A, 3.50%, 9/24/25 (b)	774
1,230,000	NIKE Inc., 2.75%, 3/27/27	1,354
1,850,000	NIKE Inc., 3.38%, 3/27/50	2,133
1,645,000	PepsiCo Inc., 2.88%, 10/15/49	1,739

		23,085

Energy (4%)
600,000	Antero Resources Corp. 144A,
	7.63%, 2/01/29 (b)	615
730,000	Chevron Corp., 2.24%, 5/11/30	765
1,484,000	Devon Energy Corp., 5.85%, 12/15/25	1,744
2,500,000	Energy Transfer Operating LP, 5.50%, 6/01/27	2,955
2,090,000	EQM Midstream Partners LP, 6.50%, 7/15/48	2,017
1,000,000	Hess Corp., 7.30%, 8/15/31	1,307
750,000	Kinder Morgan Energy Partners LP,
	6.55%, 9/15/40	973
400,000	Kinder Morgan Inc., (3 mo. LIBOR USD
	+ 1.280%), 1.52%, 1/15/23 (a)	406
410,000	Parsley Energy LLC/Parsley Finance Corp. 144A,
	4.13%, 2/15/28 (b)	436
1,298,000	Southwestern Energy Co., 4.10%, 3/15/22	1,302
1,700,000	Williams Cos. Inc., 3.75%, 6/15/27	1,929
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	1,878
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	3,235
1,675,000	WPX Energy Inc., 5.25%, 10/15/27	1,769

		21,331

Financial Services (15%)
925,000	AerCap Ireland Capital DAC/AerCap Global
	Aviation Trust, 4.13%, 7/03/23	988

Principal or Shares	Security Description	Value (000)

1,125,000	Air Lease Corp., 2.30%, 2/01/25	$1,164
410,000	Aircastle Ltd., 4.13%, 5/01/24	435
1,795,000	Ally Financial Inc., 3.88%, 5/21/24	1,960
1,851,000	American Express Co., 8.15%, 3/19/38	2,942
1,950,000	Ares Capital Corp., 3.25%, 7/15/25	2,063
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	1,051
875,000	Ares Capital Corp., 3.63%, 1/19/22	898
3,820,000	Australia & New Zealand Banking Group Ltd.
	144A, (5 yr. US Treasury Yield Curve Rate T
	Note Constant Maturity + 1.700%),
	2.57%, 11/25/35 (a)(b)	3,811
2,400,000	Banco Santander SA, 2.75%, 12/03/30	2,423
1,670,000	BNP Paribas SA 144A, (U.S. Secured Overnight
	Financing Rate + 2.074%),
	2.22%, 6/09/26 (a)(b)	1,746
2,100,000	Capital One Financial Corp., 3.30%, 10/30/24	2,289
2,300,000	Citigroup Inc., (U.S. Secured Overnight
	Financing Rate + 2.107%), 2.57%, 6/03/31 (a)	2,394
2,510,000	Credit Agricole SA 144A, (U.S. Secured
	Overnight Financing Rate + 1.676%),
	1.91%, 6/16/26 (a)(b)	2,590
3,000,000	Credit Suisse Group AG 144A, (U.S. Secured
	Overnight Financing Rate + 2.044%),
	2.19%, 6/05/26 (a)(b)	3,120
1,700,000	Credit Suisse Group AG 144A, (5 yr. US
	Treasury Yield Curve Rate T Note Constant
	Maturity + 3.554%), 4.50%, (a)(b)(c)	1,687
2,180,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,262
3,775,000	FS KKR Capital Corp. II 144A,
	4.25%, 2/14/25 (b)	3,840
1,800,000	GLP Capital LP/GLP Financing II Inc.,
	4.00%, 1/15/31	1,962
1,700,000	Host Hotels & Resorts LP, 3.50%, 9/15/30	1,759
2,800,000	HSBC Holdings PLC, (U.S. Secured Overnight
	Financing Rate + 2.387%), 2.85%, 6/04/31 (a)	2,956
1,050,000	Icahn Enterprises LP/Icahn Enterprises Finance
	Corp. 144A, 4.38%, 2/01/29 (b)	1,046
1,125,000	ING Groep NV, 4.10%, 10/02/23	1,232
1,500,000	JPMorgan Chase & Co., (U.S. Secured Overnight
	Financing Rate + 1.065%), 1.95%, 2/04/32 (a)	1,501
5,000,000	JPMorgan Chase & Co., (U.S. Secured Overnight
	Financing Rate + 3.790%), 4.49%, 3/24/31 (a)	6,014
1,400,000	KKR Group Finance Co. III LLC 144A,
	5.13%, 6/01/44 (b)	1,806
1,155,000	Low Income Investment Fund, 3.71%, 7/01/29	1,242
1,600,000	Macquarie Group Ltd. 144A, (U.S. Secured
	Overnight Financing Rate + 1.069%),
	1.34%, 1/12/27 (a)(b)	1,610
620,000	Mastercard Inc., 3.85%, 3/26/50	773
1,025,000	Morgan Stanley, (U.S. Secured Overnight
	Financing Rate + 1.020%), 1.93%, 4/28/32 (a)	1,023
1,100,000	Nomura Holdings Inc., 2.68%, 7/16/30	1,152
830,000	OneMain Finance Corp., 4.00%, 9/15/30	838
2,205,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,297
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	1,448
2,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (b)	2,112

        Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

900,000	SBA Communications Corp. 144A,
	3.13%, 2/01/29 (b)	$902
1,500,000	Sumitomo Mitsui Financial Group Inc.,
	1.71%, 1/12/31	1,476
250,000	Synchrony Financial, 3.75%, 8/15/21	253
2,350,000	Wells Fargo & Co., (U.S. Secured Overnight
	Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	2,480
2,200,000	Westpac Banking Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity
	+ 1.750%), 2.67%, 11/15/35 (a)	2,221

		75,766
Healthcare (11%)
700,000	AbbVie Inc., 2.30%, 11/21/22	724
2,160,000	AbbVie Inc., 2.95%, 11/21/26	2,374
685,000	AbbVie Inc., 3.75%, 11/14/23	745
920,000	AbbVie Inc., 4.25%, 11/21/49	1,113
3,120,000	Amgen Inc., 3.15%, 2/21/40	3,304
2,850,000	AstraZeneca PLC, 1.38%, 8/06/30	2,751
700,000	Bayer U.S. Finance II LLC 144A,
	3.88%, 12/15/23 (b)	763
700,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	773
1,645,000	Bristol Myers Squibb Co., 2.90%, 7/26/24	1,782
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	2,077
700,000	Cigna Corp., 4.13%, 11/15/25	803
895,000	Cigna Corp., 4.90%, 12/15/48	1,190
2,100,000	CVS Health Corp., 1.30%, 8/21/27	2,105
2,050,000	DH Europe Finance II Sarl, 3.40%, 11/15/49	2,288
110,000	Dignity Health, 3.13%, 11/01/22	114
740,000	Dignity Health, 4.50%, 11/01/42	862
3,960,000	Gilead Sciences Inc., 2.60%, 10/01/40	3,881
965,000	Gilead Sciences Inc., 2.80%, 10/01/50	933
1,100,000	Merck & Co. Inc., 1.45%, 6/24/30	1,086
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	1,292
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	244
955,000	PeaceHealth Obligated Group, 1.38%, 11/15/25	976
1,200,000	Perrigo Finance Unlimited Co., 3.15%, 6/15/30	1,269
880,000	Pfizer Inc., 2.63%, 4/01/30	959
2,250,000	Roche Holdings Inc. 144A, 3.63%, 9/17/28 (b)	2,626
1,620,000	Royalty Pharma PLC 144A, 2.20%, 9/02/30 (b)	1,636
2,040,000	Takeda Pharmaceutical Co. Ltd., 3.03%, 7/09/40	2,106
2,000,000	Takeda Pharmaceutical Co. Ltd.,
	4.40%, 11/26/23	2,212
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	370
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	897
885,000	Toledo Hospital, 5.75%, 11/15/38	1,072
2,175,000	Toledo Hospital, 6.02%, 11/15/48	2,831
2,000,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,446
1,820,000	Viatris Inc. 144A, 4.00%, 6/22/50 (b)	2,027

		52,631
Insurance (6%)
800,000	American Financial Group Inc., 4.50%, 6/15/47	972
2,730,000	Athene Global Funding 144A,
	2.95%, 11/12/26 (b)	2,947
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,089

Principal or Shares	Security Description	Value (000)

1,550,000	High Street Funding Trust I 144A,
	4.11%, 2/15/28 (b)	$1,772
2,115,000	Jackson National Life Global Funding 144A,
	2.65%, 6/21/24 (b)	2,263
1,800,000	Lincoln National Corp., 7.00%, 6/15/40	2,736
2,317,000	Manulife Financial Corp., (USD Swap Rate 11:00
	am NY 1 + 1.647%), 4.06%, 2/24/32 (a)	2,563
725,000	Nationwide Financial Services Inc. 144A,
	5.30%, 11/18/44 (b)	864
1,731,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (b)	2,945
1,265,000	New York Life Insurance Co. 144A,
	5.88%, 5/15/33 (b)	1,703
500,000	New York Life Insurance Co. 144A,
	6.75%, 11/15/39 (b)	759
1,700,000	Ohio National Life Insurance Co. 144A,
	6.88%, 6/15/42 (b)	1,990
450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (b)	727
1,665,000	Reliance Standard Life Global Funding II 144A,
	2.63%, 7/22/22 (b)	1,717
550,000	Teachers Insurance & Annuity Association of
	America 144A, 4.90%, 9/15/44 (b)	719
2,000,000	Teachers Insurance & Annuity Association of
	America 144A, 6.85%, 12/16/39 (b)	3,071

		28,837
Leisure (0%)
1,150,000	Genting New York LLC/GENNY Capital Inc.
	144A, 3.30%, 2/15/26 (b)	1,160
Media (3%)
1,705,000	Comcast Corp., 3.95%, 10/15/25	1,944
3,825,000	Comcast Corp., 6.50%, 11/15/35	5,746
1,760,000	Fox Corp., 5.58%, 1/25/49	2,434
2,000,000	Walt Disney Co., 2.75%, 9/01/49	1,968
475,000	Walt Disney Co., 9.50%, 7/15/24	615

		12,707
Real Estate (2%)
1,140,000	Healthpeak Properties Inc., 3.40%, 2/01/25	1,252
555,000	iStar Inc., 4.75%, 10/01/24	571
900,000	Kimco Realty Corp., 4.25%, 4/01/45	1,035
800,000	National Retail Properties Inc., 3.90%, 6/15/24	871
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,771
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	407
2,750,000	Ventas Realty LP, 4.88%, 4/15/49	3,356
800,000	VEREIT Operating Partnership LP,
	4.60%, 2/06/24	886
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (b)	831
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	1,021

		12,001
Retail (3%)
1,550,000	Costco Wholesale Corp., 1.60%, 4/20/30	1,557
870,000	Costco Wholesale Corp., 1.75%, 4/20/32	879
2,000,000	Home Depot Inc., 4.50%, 12/06/48	2,661
780,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco
	Bell of America LLC 144A, 4.75%, 6/01/27 (b)	821
1,775,000	Lowe’s Cos. Inc., 3.00%, 10/15/50	1,808

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50 (d)	$1,914
1,555,000	Walmart Inc., 3.25%, 7/08/29	1,779
1,940,000	Yum! Brands Inc., 3.63%, 3/15/31	1,906

		13,325

Service (2%)
2,185,000	American University, 3.67%, 4/01/49	2,560
1,850,000	California Institute of Technology,
	3.65%, 9/01/19	2,065
1,150,000	Ford Foundation, 2.82%, 6/01/70	1,182
1,540,000	Georgetown University, 4.32%, 4/01/49	1,937
1,180,000	President and Fellows of Harvard College,
	2.52%, 10/15/50	1,203

		8,947

Technology (4%)
1,305,000	Apple Inc., 2.65%, 5/11/50	1,314
2,000,000	Apple Inc., 4.65%, 2/23/46	2,706
2,289,000	Broadcom Inc., 4.11%, 9/15/28	2,587
1,400,000	Dell International LLC/EMC Corp. 144A,
	4.90%, 10/01/26 (b)	1,635
835,000	Dell International LLC/EMC Corp. 144A,
	8.35%, 7/15/46 (b)	1,241
2,300,000	International Business Machines Corp.,
	1.70%, 5/15/27	2,366
1,050,000	Lam Research Corp., 2.88%, 6/15/50	1,097
1,315,000	Microchip Technology Inc. 144A,
	2.67%, 9/01/23 (b)	1,377
2,800,000	Microsoft Corp., 2.53%, 6/01/50	2,821
1,045,000	Seagate HDD Cayman 144A, 3.13%, 7/15/29 (b)	1,014
1,150,000	ServiceNow Inc., 1.40%, 9/01/30	1,100
1,050,000	Texas Instruments Inc., 1.75%, 5/04/30	1,061

		20,319

Telecommunications (8%)
2,575,000	Alphabet Inc., 2.05%, 8/15/50	2,325
1,600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%),
	1.40%, 6/12/24 (a)	1,643
3,359,000	AT&T Inc. 144A, 3.50%, 9/15/53 (b)	3,232
3,800,000	AT&T Inc. 144A, 3.65%, 9/15/59 (b)	3,642
1,760,000	British Telecommunications PLC 144A,
	4.25%, 11/08/49 (b)	2,049
1,500,000	Deutsche Telekom International Finance BV,
	8.75%, 6/15/30	2,334
735,000	JD.com Inc., 3.38%, 1/14/30	798
1,350,000	JD.com Inc., 4.13%, 1/14/50	1,468
1,800,000	Juniper Networks Inc., 2.00%, 12/10/30	1,750
1,150,000	MercadoLibre Inc., 2.38%, 1/14/26	1,160
2,475,000	Orange SA, 9.00%, 3/01/31	4,048
73,125	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
	LLC/Sprint Spectrum Co. III LLC 144A,
	3.36%, 9/20/21 (b)	74
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,399
2,050,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (b)	2,049
300,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (b)	338
1,235,000	T-Mobile USA Inc., 2.88%, 2/15/31	1,249
1,500,000	T-Mobile USA Inc. 144A, 3.88%, 4/15/30 (b)	1,699
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,222
1,063,000	Verizon Communications Inc., 4.75%, 11/01/41	1,346
280,000	Verizon Communications Inc., 4.86%, 8/21/46	362
3,500,000	Verizon Communications Inc., 5.25%, 3/16/37	4,636

Principal or Shares	Security Description	Value (000)

2,000,000	Vodafone Group PLC, 5.25%, 5/30/48	$2,680

		41,503

Transportation (1%)
1,433,369	American Airlines 2019-1 Class A Pass-Through Trust, 3.50%, 2/15/32	1,333
1,496,109	American Airlines 2019-1 Class AA
	Pass-Through Trust, 3.15%, 2/15/32	1,489
1,140,000	British Airways 2020-1 Class A Pass-Through
	Trust 144A, 4.25%, 11/15/32 (b)	1,232
172,361	Continental Airlines 2007-1 Class B
	Pass-Through Trust, 6.90%, 4/19/22	172
2,100,000	Ryder System Inc., 3.65%, 3/18/24	2,294

		6,520

Utility (7%)
1,485,000	Alliant Energy Finance LLC 144A,
	3.75%, 6/15/23 (b)	1,591
1,680,000	Ameren Corp., 2.50%, 9/15/24	1,791
1,050,000	Basin Electric Power Cooperative 144A,
	4.75%, 4/26/47 (b)	1,224
244,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	350
1,150,000	Consumers Energy Co., 4.35%, 4/15/49	1,525
1,000,000	Dominion Energy Inc., 4.10%, 4/01/21	1,006
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,563
1,750,000	Eastern Energy Gas Holdings LLC,
	3.00%, 11/15/29	1,905
1,620,000	Entergy Louisiana LLC, 4.00%, 3/15/33	1,977
850,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	924
1,600,000	FirstEnergy Corp., 2.25%, 9/01/30	1,525
545,000	Fortis Inc., 3.06%, 10/04/26	598
1,150,000	Indianapolis Power & Light Co. 144A,
	4.05%, 5/01/46 (b)	1,378
660,000	KeySpan Gas East Corp. 144A,
	5.82%, 4/01/41 (b)	934
1,780,000	National Fuel Gas Co., 5.50%, 1/15/26	2,069
1,180,000	National Rural Utilities Cooperative Finance
	Corp., 4.40%, 11/01/48	1,522
1,150,000	NextEra Energy Capital Holdings Inc.,
	3.25%, 4/01/26	1,278
275,000	Niagara Mohawk Power Corp. 144A,
	1.96%, 6/27/30 (b)	282
2,600,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	2,607
825,000	PSEG Power LLC, 3.85%, 6/01/23	887
333,547	Solar Star Funding LLC 144A,
	3.95%, 6/30/35 (b)	350
2,255,000	Tampa Electric Co., 4.45%, 6/15/49	2,906
2,297,000	Tucson Electric Power Co., 4.85%, 12/01/48	3,002
2,605,000	Vistra Operations Co. LLC 144A,
	4.30%, 7/15/29 (b)	2,974
		36,168
Total Corporate Bond (Cost - $443,583)		479,405

Foreign Government (0%)
1,885,000	Corp. Financiera de Desarrollo SA 144A,
	2.40%, 9/28/27 (b)
	(Cost - $1,883)	1,918

        Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Mortgage Backed (1%)
2,000,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR
	USD + 1.950%) 2.08%, 2/16/37 (a)(b)	$2,003
2,000,000	Credit Suisse Mortgage Capital Certificates
	2019-ICE4 144A, (1 mo. LIBOR USD
	+ 1.430%) 1.56%, 5/15/36 (a)(b)	2,006

Total Mortgage Backed (Cost - $4,007)		4,009

Municipal (2%)
1,200,000	Bay Area Toll Authority, 3.55%, 4/01/54	1,286
2,400,000	Chicago O’Hare International Airport,
	4.47%, 1/01/49	2,997
1,200,000	City of San Francisco CA Public Utilities
	Commission Water Revenue, 2.83%, 11/01/41	1,254
1,050,000	Michigan Finance Authority, 5.02%, 11/01/43	1,320
1,000,000	Rutgers The State University of New Jersey,
	4.15%, 5/01/48	1,097
2,170,000	University of California, 1.32%, 5/15/27	2,205

Total Municipal (Cost - $9,020)		10,159

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
10,090,323	Payden Cash Reserves Money Market Fund *
	(Cost - $10,090)	$10,090
Total Investments (Cost - $470,581) (101%)		507,578
Liabilities in excess of Other Assets (-1%)		(6,475)

Net Assets (100%)		$501,103

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Perpetual security with no stated maturity date.
(d)

All or a portion of these securities are on loan. At January 31, 2021, the total market value of the Fund’s securities on loan is $1,914 the total market value of the collateral held by the Fund is $1,988. Amounts in 000s.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)

Long Contracts:
U.S Treasury 10-Year Note Future	173	Mar-21	$23,706	$(146)	$(146)
U.S. Long Bond Future	79	Mar-21	13,329	(425)	(425)
U.S. Treasury 2-Year Note Future	109	Mar-21	24,086	22	22

					(549)

Short Contracts:
U.S. 10-Year Ultra Future	195	Mar-21	(29,996)	373	373
U.S. Ultra Bond Future	48	Mar-21	(9,827)	472	472

					845

Total Futures					$296

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 35 Index), Pay 5% Quarterly, Receive upon credit default	12/20/2025	$9,500	$819	$889	$(70)

5   Payden Mutual Funds